Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended					12 Months Ended
	Feb. 28, 2013	Jun. 27, 2014	Mar. 28, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Preferred Shareholders [Member]	Dec. 31, 2010 Common Class C [Member]	Dec. 31, 2010 Class D Common Units	Dec. 31, 2013 Class E-1 Common Units Executive Officer [Member]	Dec. 31, 2012 Class E-1 Common Units Executive Officer [Member]	Dec. 31, 2011 Class E-1 Common Units Executive Officer [Member]	Dec. 31, 2013 Class E-2 Common Units Executive Officer [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized		1,000			1,000		1,000	1,000
Common Stock, par value		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued		1,000			1,000		1,000	1,000
Common stock, shares outstanding		1,000			1,000		1,000	1,000
Dividends paid	$ 25,000,000			$ 5,800,000		$ 30,722,000	$ 43,055,000
Employee retirement plan adjustments reclassified		100,000		100,000	100,000	200,000
Cumulative foreign currency translation adjustments associated with joint ventures sold			600,000
Gain on disposal of joint ventures			3,500,000		3,508,000
Dividends to common shareholders							43,100,000
Dividends to preferred shareholders							11,200,000
Redemption of preferred shares, amount	24,800,000			6,000,000		6,000,000	48,400,000		37,200,000
Redeemable preferred stock,original liquidation value							35,000,000
Redeemable preferred stock,redemption premium	2,200,000						2,200,000
Common units, issued										1,753	3,069
Common units, outstanding										1,753	3,069	2,190			4,360
Common units, issuance value										800,000	1,500,000	800,000			900,000
Common units, purchase price per unit										$ 1,000
Common units, authorized												2,603			5,206
Vesting period												4 years
Common units based expense												$ 200,000	$ 200,000	$ 200,000
Vesting terms															The units vest upon a sale or initial public offering (IPO) if certain investment returns are achieved.